GOODWILL - Schedule of goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Accumulated goodwill impairment	$ 319,261	$ 303,050	$ 303,050
Piceance Basin
Goodwill [Line Items]
Accumulated goodwill impairment	45,478	45,478	45,478
Williston Basin
Goodwill [Line Items]
Accumulated goodwill impairment	257,572	257,572	257,572
Marcellus Shale
Goodwill [Line Items]
Accumulated goodwill impairment	$ 16,211	$ 0	$ 0